OTHER ASSETS AND OTHER LIABILITIES (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 766,317	S/ 701,826	S/ 701,826
Liabilities	715,804		636,762
Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	654,909		501,866
Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	124,688		62,353
Liabilities	104,206		56,869
Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	141,731		101,765
Liabilities	148,119		94,238
Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	354,432		332,376
Liabilities	401,856		349,779
Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	1,281		2,692
Liabilities	728		980
Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	622,132		499,186
Up to 3 months | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	98,169		69,733
Up to 3 months | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	72,540		41,995
Liabilities	64,459		39,888
Up to 3 months | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	4,075		5,487
Liabilities	11,265		6,841
Up to 3 months | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	6,316		12,190
Liabilities	22,163		22,457
Up to 3 months | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	763		2,468
Liabilities	282		547
Up to 3 months | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	83,694		62,140
From 3 months to 1 year | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	89,293		59,087
From 3 months to 1 year | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	47,081		19,238
Liabilities	37,501		16,603
From 3 months to 1 year | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	7,441		16,971
Liabilities	16,586		14,196
From 3 months to 1 year | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	24,183		7,803
Liabilities	34,896		27,855
From 3 months to 1 year | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	380		224
Liabilities	310		433
From 3 months to 1 year | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	79,085		44,236
From 1 to 3 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	209,421		196,327
From 1 to 3 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	5,067		1,120
Liabilities	2,246		378
From 1 to 3 years | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	22,888		22,705
Liabilities	19,458		24,537
From 1 to 3 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	142,696		142,370
Liabilities	187,581		171,412
From 1 to 3 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	138		0
Liabilities	136		0
From 1 to 3 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	170,789		166,195
From 3 to 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	106,955		34,074
From 3 to 5 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0		0
Liabilities	0		0
From 3 to 5 years | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	22,286		18,464
Liabilities	19,459		17,018
From 3 to 5 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	130,594		58,391
Liabilities	87,496		17,056
From 3 to 5 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0		0
Liabilities	0		0
From 3 to 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	152,880		76,855
Over 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Liabilities	151,071		142,645
Over 5 years | Forward foreign exchange contracts
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0		0
Liabilities	0		0
Over 5 years | Interest rate swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	85,041		38,138
Liabilities	81,351		31,646
Over 5 years | Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	50,643		111,622
Liabilities	69,720		110,999
Over 5 years | Foreign exchange options
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0		0
Liabilities	0		0
Over 5 years | Total
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 135,684		S/ 149,760